--------------------------------------------------------------------------------
DEAR PARTICIPATION HOLDERS:

    We are pleased to report a distribution of $0.12 from net investment income for the six-month period ended June 30, 1999. There was also a return of capitol of $0.004. There were no realized capital gains for this period. Thus, participation holders benefited from the growth in portfolio value with the added benefit of tax efficiency.

    The Trust had a total return of 12.62% for the period compared to a return of 10.93% for the average growth and income fund monitored by Lipper, Inc. and a return of 12.39% for the unmanaged Standard & Poor's 500 Stock Price Index (with dividends reinvested).

    Lexington Corporate Leaders Trust Fund was created in 1935 and invests in a portfolio of blue chip companies. The performance of the portfolio is a reflection of the industries, companies, and particular portfolio weightings for each industry. The companies in which the Trust invests have diversified throughout the years and include many multi-national companies with product lines that have evolved since the 1930's such as computer technology, telecommunications, and transportation.

PORTFOLIO REVIEW

    Stocks continued to soar in the first half. Driving stock prices higher was the much-improved outlook for corporate earnings, a reflection of the continued strength of the U.S. economy and improving conditions in several countries that are important trading partners of U.S. corporations. The Trust was fully invested throughout the period.

    Shares of AT&T Corp., Citigroup Inc., and Lucent Technologies, Inc received as a result of stock splits were held by the Trust. Also, Exxon Corp. and Mobil Corp. announced plans to merge. During the first six months of the year, the Trust benefited from improved returns for several sectors that under-performed in 1998. The increase in the price of crude oil resulted in share price improvement for Chevron Corp., Mobil Corp., Exxon Corp., and Dupont (E.I.) de Nemours & Co., Inc. (Conoco, Inc.). Dupont, the largest U.S. chemical company, plans a share exchange offer in the third quarter for the 70% of Conoco that it still holds. Railroads also recovered from the 18-month industry meltdown that resulted from the merger of Union Pacific Corp with Southern Pacific. The performance of portfolio holdings in Union Pacific Corp. and Burlington Northern Santa Fe reflected the strong industry recovery as railroads began to recapture market share that had been lost to other modes of delivery including trucks and barges. Union Pacific, the largest railroad in the U.S. is leading the recovery.

MARKET OUTLOOK

    We expect earnings to remain strong for the remainder of the year providing continued support for stock prices.

    The continued growth of the U.S. and overseas economies (global economies) should be positive for the success of companies held in the portfolio. The Trust and participation holders continue to benefit from a blue chip stock portfolio with particular emphasis on consistent investment style, buy and hold strategy, low expenses, no portfolio turnover, and tax efficiencies which limit distributions of realized capital gains.

YEAR 2000 COMPLIANCE RISK

    The Fund seeks to ensure that the operating and processing systems of the companies in which it invests will continue to function when the Year 2000 arrives. However, the risk exists that one or more of these companies may not be adequately prepared for the Year 2000 which could possibly have a material impact on the company itself and on the Fund's investment in that company.

    We appreciate the support of our participation holders and would be happy to respond to any questions or comments you may have. Please feel free to call us at 1-800-526-0056 or visit our website at www.lexingtonfunds.com.

                            Sincerely,

/s/ LAWRENCE KANTOR                                       /s/ ROBERT DEMICHELE
LAWRENCE KANTOR                                           ROBERT M. DeMICHELE
Portfolio Manager                                         Chairman of the Board
August, 1999                                              LEXINGTON MANAGEMENT CORPORATION
                                                          August, 1999

* 10.97%, 21.84% and 15.77% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1999. Investment return and principal value of an investment will fluctuate so that an investor's participations, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results. There is no guarantee that the fund can achieve its objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     PORTFOLIO SUMMARY as of June 30, 1999

 DOMESTIC STOCKS                                                       FOREIGN STOCKS                CASH & CASH EQUIVALENTS
-----------------                                                     ----------------              -------------------------
97%                                                                         2.00%                              1.00%

                                     CONSUMER                                                                       CHEMICAL &
 OIL INTERNATIONAL                  PRODUCTS             ENERGY          COMMUNICATIONS         RAILROADS         FERTILIZERS
-------------------                 ---------           --------        ----------------       -----------        ------------
18%                                   15.00%              10.00%              9.00%               8.00%               8.00%

                      TOP TEN HOLDINGS (56% OF PORTFOLIO)

1. General Electric Co. -- Electrical Equipment   6. AT&T Corp. -- Communications
2. Columbia Energy Group -- Energy                7. Exxon Corp. -- Oil International
3. Mobil Corp. -- Oil International               8. Citigroup Inc. -- Financial
4. Chevron Corp. -- Oil International             9. Burlington Northern Santa Fe -- Railroads
5. Procter & Gamble Co. -- Consumer Products      10. DuPont (E.I.) de Nemours & Co., Inc. -- Chemical & Fertilizers

                                [COMPANY LOGOS]

--------------------------------------------------------------------------------
                   If you had invested $10,000 58 1/2 years ago. . .

                   ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                   WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
[LOGO]             REINVESTED

The table on the following page covers the period from March 16, 1941 to June 30, 1999. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------

Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941--None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338; 1949--None;
1950--$283; 1951--$796; 1952--$185; 1953--$10; 1954--$812; 1955--$474;
1956--$4,347; 1957--$48; 1958--$17; 1959--$3,032; 1960--$2,371; 1961--$2,118;
1962--$2,749; 1963--$735; 1964--$3,138; 1965--$9,035; 1966--$1,077; 1967--$48;
1968--$4,121; 1969--$102; 1970--$644; 1971--$1,862; 1972--$2,300; 1973--None;
1974--None; 1975--None; 1976--$5,071; 1977--$4,161; 1978--None; 1979--None;
1980--$5,182; 1981--$31,473; 1982--None; 1983--$18,602; 1984--$8,258; 1985--
$39,496; 1986--$64,138; 1987--$69,182; 1988--$49,350; 1989--$99,410;
1990--$148,727; 1991--$39,773; 1992--$52,819; 1993--$46,262; 1994--$160,296;
1995--$7,696; 1996--$62,612; 1997--$664,104; 1998--$83,389; 1999--$0;
Total--$1,701,140.
--------------------------------------------------------------------------------

                                                                                VALUE OF PARTICIPATIONS
                       Cumulative Cost                               Purchased Through
          Amount of    of Participations   Cumulative                Reinvestment of                    Purchased
          Dividends        Purchased             Cost                Distributions                        Through
 Year     Reinvested         Through        Including                         from                    Reinvestment          Net
Ended        Semi-      Reinvestment       Reinvested    Initially   Realized Gains                   of Dividends        Asset
Dec. 31   Annually      of Dividends        Dividends     Acquired    (Cumulative)        Sub-Total   (Cumulative)        Value
-------------------------------------------------------------------------------------------------------------------------------
 1941*       --             --             $  10,000    $    8,799        --             $    8,799       --         $    8,799
 1942        --             --                10,000         9,613        --                  9,613       --              9,613
 1943      $   190        $      190          10,190        10,809        --                 10,809    $      188        10,997
 1944          192               382          10,382        11,983      $        3           11,986           402        12,388
 1945          215               597          10,597        14,709             464           15,173           682        15,855
 1946          187               784          10,784        13,961             430           14,391           816        15,207
 1947          370             1,154          11,154        14,639             447           15,086         1,141        16,227
 1948          513             1,668          11,668        14,840             718           15,558         1,480        17,038
 1949          509             2,177          12,177        17,113             701           17,814         1,968        19,782
 1950          804             2,980          12,980        19,871             994           20,865         2,779        23,644
 1951        1,012             3,992          13,992        21,659           1,756           23,415         3,674        27,089
 1952        1,054             5,046          15,046        24,356           2,016           26,372         4,901        31,273
 1953        1,217             6,263          16,263        24,849           2,030           26,879         6,149        33,028
 1954        1,378             7,641          17,641        33,779           3,476           37,255         9,475        46,730
 1955        1,599             9,240          19,240        39,164           4,398           43,562        12,349        55,911
 1956        1,790            11,030          21,030        38,511           7,051           45,562        10,475        56,037
 1957        1,910            12,940          22,940        36,268           6,574           42,842        11,496        54,338
 1958        2,134            15,075          25,075        48,925           8,778           57,703        17,710        75,413
 1959        2,184            17,258          27,258        55,426          11,821           67,247        19,992        87,239
 1960        2,416            19,674          29,674        55,782          12,653           68,435        19,772        88,207
 1961        2,697            22,371          32,371        67,126          16,993           84,119        25,757       109,876
 1962        2,926            25,296          35,296        62,396          17,033           79,429        24,446       103,875
 1963        3,243            28,540          38,540        71,467          19,863           91,330        30,711       122,041
 1964        3,553            32,093          42,093        83,001          24,049          107,050        35,865       142,915
 1965        3,855            35,948          45,948        92,523          30,246          122,769        35,623       158,392
 1966        4,571            40,519          50,519        74,713          24,491           99,204        31,774       130,978
 1967        5,060            45,579          55,579        83,121          27,090          110,211        40,165       150,376
 1968        5,573            51,153          61,153        89,160          32,157          121,317        46,879       168,196
 1969        5,915            57,068          67,068        75,017          26,979          101,996        44,536       146,532
 1970        6,009            63,077          73,077        82,621          28,564          111,185        52,500       163,685
 1971        6,190            69,267          79,267        93,454          32,126          125,580        61,694       187,274
 1972        6,585            75,852          85,852       108,913          38,484          147,397        75,949       223,346
 1973        7,371            83,223          93,223        93,151          32,729          125,880        71,868       197,748
 1974        8,196            91,419         101,419        68,448          22,864           91,312        57,376       148,688
 1975        9,139           100,557         110,557        91,498          30,474          121,972        85,413       207,385
 1976        9,666           110,223         120,223       115,461          37,963          153,424       101,306       254,730
 1977       11,237           121,460         131,460       108,466          35,919          144,385        96,397       240,782
 1978       13,283           134,743         144,743       110,210          34,687          144,897       105,738       250,635
 1979       15,804           150,547         160,547       139,110          34,774          173,884       121,307       295,191
 1980       19,369           169,916         179,916       173,026          47,488          220,514       165,362       385,876
 1981       21,822           191,738         201,738       163,070          62,645          225,715       140,698       366,413
 1982       24,452           216,190         226,190       191,554          69,992          261,546       183,359       444,905
 1983       25,923           242,114         252,114       235,913          91,870          327,783       218,649       546,432
 1984       28,926           271,040         281,040       250,855          91,476          342,331       226,566       568,897
 1985       31,808           302,848         312,848       333,623         145,913          479,536       293,217       772,753
 1986       39,216           342,064         352,064       408,170         212,840          621,010       342,608       963,618
 1987       40,394           382,458         392,458       412,599         241,185          653,784       326,728       980,512
 1988       71,268           453,726         463,726       470,438         297,425          767,863       407,155     1,175,018
 1989       45,103           498,829         508,829       583,494         438,476        1,021,970       509,512     1,531,482
 1990       51,303           550,132         560,132       552,346         473,992        1,026,338       440,810     1,467,148
 1991       55,828           605,960         615,960       654,372         558,392        1,212,764       539,190     1,751,954
 1992       55,460           661,420         671,420       700,391         619,341        1,319,732       600,946     1,920,678
 1993       54,505           715,925         725,925       814,945         727,611        1,542,556       715,658     2,258,214
 1994       60,332           776,257         786,257       832,095         759,684        1,591,779       649,069     2,240,848
 1995       61,329           837,586         847,586     1,207,794         998,228        2,206,022       913,513     3,119,535
 1996       64,546           902,132         912,132     1,452,214       1,232,426        2,684,640     1,134,598     3,819,238
 1997       71,379           973,511         983,511     1,794,519       1,785,369        3,579,888     1,121,302     4,701,190
 1998       72,385         1,045,896       1,055,896     1,948,610       1,965,327        3,913,937     1,254,684     5,168,621
June 30
 1999       38,775         1,084,671       1,094,671     2,180,810       2,198,162        4,378,972     1,442,103     5,821,075


          Number
 Year         of
Ended    Partici-
Dec. 31  pations
--------------------------
 1941*       566
 1942        584
 1943        601
 1944        620
 1945        693
 1946        716
 1947        824
 1948        989
 1949      1,176
 1950      1,392
 1951      1,652
 1952      1,845
 1953      1,945
 1954      2,117
 1955      2,243
 1956      3,123
 1957      3,269
 1958      3,406
 1959      3,906
 1960      4,562
 1961      4,881
 1962      5,541
 1963      5,803
 1964      6,452
 1965      8,066
 1966      8,606
 1967      8,948
 1968      9,710
 1969     10,115
 1970     10,957
 1971     11,856
 1972     12,605
 1973     13,123
 1974     14,124
 1975     14,781
 1976     16,914
 1977     18,898
 1978     20,370
 1979     23,931
 1980     26,181
 1981     33,836
 1982     36,772
 1983     42,757
 1984     49,375
 1985     58,251
 1986     69,711
 1987     83,847
 1988     97,918
 1989    111,950
 1990    139,330
 1991    152,079
 1992    165,291
 1993    176,699
 1994    213,211
 1995    227,040
 1996    237,959
 1997    315,940
 1998    329,211
 1999    331,496

--------------------------------------------------------------------------------
* From March 16, 1941.
Note--During 1990 all sales charges were eliminated. The above table reflects the change to a "No Load" status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the distributive fund.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES June 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at market quotations, common stocks
  (identified cost $345,488,339)............................  $481,794,253
Cash........................................................     5,740,526
Subscriptions receivable....................................       290,806
Receivable for accrued dividends............................       568,733
                                                              ------------
               Total assets.................................   488,394,318
                                                              ------------

LIABILITIES
Distribution payable........................................       428,168
Payable for participations redeemed.........................       539,045
Accrued expenses............................................       159,391
                                                              ------------
               Total liabilities............................     1,126,604
                                                              ------------

NET ASSETS
Balance applicable to 27,742,214 participations outstanding
  (Note 6)..................................................  $487,267,714
                                                              ============

Computation of public offering price:
  Net asset value, offering and redemption price per
     participation (net assets divided by participations
     outstanding)...........................................  $      17.56
                                                              ============

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS June 30, 1999
--------------------------------------------------------------------------------

                                                                     Number of                                 Market
                         Securities                                   Shares               Cost                Value
------------------------------------------------------------         ---------         ------------         ------------
CONSUMER PRODUCTS: (14.5%)
Eastman Kodak Co. ..........................................          312,800          $ 21,713,618         $ 21,192,200
Fortune Brands, Inc. .......................................          312,800             9,776,477           12,942,100
Gallaher Group PLC..........................................          312,800             5,520,074            7,644,050
Procter & Gamble Co. .......................................          312,800            20,986,027           27,917,400
                                                                                       ------------         ------------
                                                                                         57,996,196           69,695,750
                                                                                       ------------         ------------
OIL INTERNATIONAL: (17.6%)
Chevron Corp. ..............................................          312,800            19,923,858           29,774,650
Exxon Corp. ................................................          312,800            16,367,478           24,124,700
Mobil Corp. ................................................          312,800            20,388,463           30,967,200
                                                                                       ------------         ------------
                                                                                         56,679,799           84,866,550
                                                                                       ------------         ------------
CHEMICAL & FERTILIZERS: (7.6%)
DuPont (E.I.) de Nemours & Co., Inc. .......................          312,800            16,540,276           21,368,150
Union Carbide Corp. ........................................          312,800            13,202,855           15,249,000
                                                                                       ------------         ------------
                                                                                         29,743,131           36,617,150
                                                                                       ------------         ------------
ELECTRICAL EQUIPMENT: (7.3%)
General Electric Co. .......................................          312,800            17,582,710           35,346,400
                                                                                       ------------         ------------
BROADCASTING: (2.8%)
CBS Corp. (formerly Westinghouse Electric Corp.)............          312,800             6,484,043           13,587,250
                                                                                       ------------         ------------
RETAILING: (3.6%)
Sears, Roebuck & Co. .......................................          312,800            14,022,334           13,939,150
Venator Group, Inc. (formerly Woolworth, Corp.)*............          312,800             6,095,111            3,264,850
                                                                                       ------------         ------------
                                                                                         20,117,445           17,204,000
                                                                                       ------------         ------------
UTILITIES: (7.5%)
Ameren Corp. (formerly Union Electric Co.)..................          312,800            12,184,318           12,003,700
Consolidated Edison, Inc. (formerly Consolidated Edison Co.,
  of NY, Inc.)..............................................          312,800            10,084,435           14,154,200
Pacific Gas & Electric Co. .................................          312,800             8,208,524           10,166,000
                                                                                       ------------         ------------
                                                                                         30,477,277           36,323,900
                                                                                       ------------         ------------
RAILROADS: (8.3%)
Burlington Northern Santa Fe................................          700,542            20,605,031           21,716,802
Union Pacific Corp. ........................................          312,800            16,946,741           18,240,150
                                                                                       ------------         ------------
                                                                                         37,551,772           39,956,952
                                                                                       ------------         ------------
ENERGY: (9.6%)
Columbia Energy Group.......................................          501,050            17,731,563           31,409,572
Union Pacific Resources Group, Inc. ........................          271,567             6,767,771            4,429,937
USX Marathon Group..........................................          312,800             7,871,574           10,185,550
                                                                                       ------------         ------------
                                                                                         32,370,908           46,025,059
                                                                                       ------------         ------------
MISC. INDUSTRIAL: (7.3%)
Allied Signal Corp. ........................................          312,800            12,242,849           19,706,400
Praxair, Inc. ..............................................          312,800            12,868,168           15,307,650
                                                                                       ------------         ------------
                                                                                         25,111,017           35,014,050
                                                                                       ------------         ------------
COMMUNICATIONS: (9.3%)
AT&T Corp. .................................................          471,700            13,309,788           26,326,756
Lucent Technologies, Inc. ..................................          274,620             6,300,893           18,519,686
                                                                                       ------------         ------------
                                                                                         19,610,681           44,846,442
                                                                                       ------------         ------------
FINANCIAL: (4.6%)
Citigroup Inc...............................................          469,700            11,763,360           22,310,750
                                                                                       ------------         ------------
          Total Investments (100%)..........................                           $345,488,339         $481,794,253
                                                                                       ============         ============

* Non Income producing

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Six Months Ended June 30, 1999
--------------------------------------------------------------------------------

Investment Income:
  Income:
     Dividends (Net of $47,589 tax expense).................  $ 4,755,915
     Interest...............................................       27,691
                                                              -----------
       Total income.........................................    4,783,606
                                                              -----------
Expenses:
     Sponsor's administrative fee (Note 4)..................      936,588
     Professional fees......................................       46,475
     Trustee's fee (Note 4).................................        5,000
     Custody fees and other services (Note 4)...............       73,428
     Transfer agent fees....................................      286,849
     Printing, mailing and sundry...........................       48,065
     Registration and filing fees...........................       22,976
                                                              -----------
       Total expenses.......................................    1,419,381
                                                              -----------
          Net investment income.............................    3,364,225
                                                              -----------
Realized and Unrealized Gain on Investments:
  Net realized gain from securities transactions............   22,021,556
  Unrealized appreciation of investments
     for the period.........................................   30,033,083
                                                              -----------
          Net gain on investments...........................   52,054,639
                                                              -----------
     Net increase in net assets from operations.............  $55,418,864
                                                              ===========

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended        Year Ended
                                                                June 30,     December 31,
                                                                  1999           1997
                                                              ------------   ------------
Income and Distributable Fund:
     Additions:
       Net investment income................................  $  3,364,225   $  7,463,661
       Realized gains from sale of securities,
          other than sale of stock units....................            --      8,884,899
                                                              ------------   ------------
                                                                 3,364,225     16,348,560
                                                              ------------   ------------
     Deductions:
       Paid on account of participations redeemed...........       272,430        648,862
       Semi-annual distributions (Note 3(a))
               Paid in cash.................................       413,595      1,783,831
               Reinvested, below............................     2,834,149     13,985,638
                                                              ------------   ------------
                                                                 3,520,174     16,418,331
                                                              ------------   ------------
     Net change in income and distributable fund............      (155,949)       (69,771)
                                                              ------------   ------------
Principal Account:
     Additions:
       Payments received on sale of participations..........    24,906,752     73,930,270
       Semi-annual distributions reinvested, above..........     2,834,149     13,985,638
       Realized gains on sale of stock units................    22,021,556     45,931,415
       Unrealized (appreciation) depreciation of
        investments.........................................    30,033,083    (13,378,650)
                                                              ------------   ------------
                                                                79,795,540    120,468,673
                                                              ------------   ------------
     Deductions:
       Paid on account of participations redeemed...........    77,552,027    160,221,771
       Semi-annual distributions of principal (Note 3(b))...        14,367        651,211
                                                              ------------   ------------
                                                                77,566,394    160,872,982
                                                              ------------   ------------
       Net change in principal account......................     2,229,146    (40,404,309)
                                                              ------------   ------------
Net assets at beginning of period:
Income and distributable fund...............................       597,016        666,787
Principal account...........................................   484,597,501    525,001,810
                                                              ------------   ------------
                                                               485,194,517    525,668,597
                                                              ------------   ------------
Net assets at end of period:
Income and distributable fund...............................       441,067        597,016
Principal account...........................................   486,826,647    484,597,501
                                                              ------------   ------------
                                                              $487,267,714   $485,194,517
                                                              ============   ============

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
    Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
    (a) Valuation of securities--Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.
    (b) Income taxes--No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.
    (c) Other--Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.
    (d) Accounting estimates--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS
    (a) During the six months ended June 30, 1999 the distributions from net investment income were $0.11778.
    (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the six months ended June 30, 1999, the distributions from return of capital were $0.00409 per participation.
    Effective June 1, 1998, the Trust amended its Trust indenture requiring that additional shares of common stock received as a result of a stock split shall remain assets of the Trust.

NOTE 4. TRUSTEE AND SPONSOR FEES
    State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $78,428 for the six months ended June 30, 1999. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

NOTE 5. INVESTMENT TRANSACTIONS
    During the six months ended June 30, 1999, the proceeds of sales of investment securities, other than short-term obligations, were $52,565,816. There were no purchases of securities during the period.
    The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.
    As of June 30, 1999, net unrealized appreciation of portfolio securities was $136,305,914, comprised of unrealized appreciation of $142,259,229 and unrealized depreciation of $5,953,315.

NOTE 6. SOURCE OF NET ASSETS
    As of June 30, 1999, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by Holders net of
  terminations and return of capital payments...............  $225,783,886
Cumulative amount of non-distributable realized gains
  retained in Principal Account.............................   124,736,847
Unrealized appreciation in value of securities..............   136,305,914
                                                              ------------
    Principal account.......................................   486,826,647
    Income and distributable fund...........................       441,067
                                                              ------------
       Total net assets.....................................  $487,267,714
                                                              ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED
    During the periods indicated, participations were issued and redeemed as follows:

                                                                  Number of Participations
                                                          ----------------------------------------
                                                          Six Months Ended          Year Ended
                                                           June 30, 1999         December 31, 1998
                                                          ----------------       -----------------
Issued on payments from Holders....................           1,490,004               4,778,866
Issued on reinvestment of dividends and
  distributions....................................             167,299               1,198,055
Redeemed...........................................          (4,819,615)            (10,403,573)
                                                             ----------             -----------
    Net increase (decrease)........................          (3,162,312)             (4,426,652)
                                                             ==========             ===========

NOTE 8. SELECTED FINANCIAL INFORMATION

                                          Six Months
                                            Ended                             Years Ended December 31,
  Selected Data Per Participation          June 30,       ----------------------------------------------------------------
 outstanding throughout the period:          1999           1998          1997          1996          1995          1994
 ----------------------------------       ----------      --------      --------      --------      --------      --------
Net asset value, beginning of
  period............................       $  15.70       $  14.88      $  16.05      $  13.74      $  10.51      $  12.78
                                           --------       --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.............           0.12           0.23          0.27          0.28          0.28          0.31
  Net realized and unrealized gain
    (loss) on investments...........           1.88           1.28          3.45          2.79          3.82         (0.45)
                                           --------       --------      --------      --------      --------      --------
Total from investment operations....           2.00           1.51          3.72          3.07          4.10         (0.14)
                                           --------       --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment
    income..........................          (0.12)         (0.23)        (0.28)        (0.28)        (0.28)        (0.32)
  Distributions from net realized
    gains...........................             --          (0.26)        (2.60)        (0.28)        (0.03)        (0.90)
  Distributions from income and
    realized gains included in
    terminations....................          (0.01)         (0.02)        (0.11)        (0.02)        (0.02)        (0.01)
  Distributions from capital........          (0.01)         (0.18)        (1.90)        (0.18)        (0.54)        (0.90)
                                           --------       --------      --------      --------      --------      --------
    Total distributions.............          (0.14)         (0.69)        (4.89)        (0.76)        (0.87)        (2.13)
                                           --------       --------      --------      --------      --------      --------
Change in net asset value for the
  period............................           1.86           0.82         (1.17)         2.31          3.23         (2.27)
                                           --------       --------      --------      --------      --------      --------
Net asset value at end of period....       $  17.56       $  15.70      $  14.88      $  16.05      $  13.74      $  10.51
                                           ========       ========      ========      ========      ========      ========
Total return........................          25.46%*         9.94%        23.09%        22.43%        39.21%        (0.77)%
Ratios/Supplemental Data:
Net Assets, end of period (000).....       $487,268       $485,195      $525,669      $392,295      $256,467      $156,286
Ratios to average net asset of:
  Expenses..........................           0.61%*         0.65%         0.62%         0.63%         0.58%         0.62%
  Net investment income.............           1.44%*         1.46%         1.76%         2.05%         2.57%         2.84%

* annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

To the Participation Holders of
Lexington Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of June 30, 1999, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of June 30, 1999, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

/s/ MCGLADREY & PULLEN

New York, New York
July 8, 1999

--------------------------------------------------------------------------------

Trustee
---------------------------------------------------------

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02110

Auditors
---------------------------------------------------------

MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, New York 10017

Sponsor
---------------------------------------------------------

LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

        ALL SHAREHOLDER REQUESTS FOR SERVICES OF
        ANY KIND SHOULD BE SENT TO:
        Transfer Agent
        ---------------------------------------------------------
        STATE STREET BANK AND
        TRUST COMPANY
        c/o National Financial Data Services
        330 West 9th Street
        Kansas City, Missouri 64105
        OR CALL TOLL FREE:
        SERVICE AND SALES: 1-800-526-0056
        24 HOUR ACCOUNT INFORMATION:
        1-800-526-0052

                            WWW.LEXINGTONFUNDS.COM

---------------------------------------------------------

(800) 526-0052

                                   "LEXLINE"

                   24 hour toll-free telephone access to your
                             Lexington Fund account

                  Price/Yield - Account Balances - Exchanges -
                       Last Transactions - Total Return -
                              Duplicate Statements

---------------------------------------------------------
   This report has been prepared for the information of the Participation Holders of Lexington Corporate Leaders Trust Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                                   LEXINGTON
                                   CORPORATE
                                    LEADERS
                                     TRUST
                                   FUND, INC.
                    ---------------------------------------

                     Seeks long-term growth of capital and
                  income. Portfolio assets are invested in an
                 equal number of shares of an established list
                     of American "blue chip" corporations.
                    ---------------------------------------
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                              The Lexington Group
                                   of NO-LOAD
                              Investment Companies

                               [LEXINGTON LOGO]